Document and Entity Information	Feb. 25, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001682852
Document Type	8-K
Document Period End Date	Feb. 25, 2021
Entity Registrant Name	MODERNA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38753
Entity Tax Identification Number	81-3467528
Entity Address, Address Line One	200 Technology Square
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	714-6500
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	MRNA
Security Exchange Name	NASDAQ